UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 10, 2004

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		48

FORM 13F Information Table Value Total:	$144,506,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3248    80906 SH       SOLE                    80906
ASML Holding N V ADR           COM              N07059111     6499   354570 SH       SOLE                   133575            220995
Adobe                          COM              00724F101      261     6649 SH       SOLE                     2249              4400
Affymetrix                     COM              00826T108     2743    81231 SH       SOLE                    15846             65385
Altria Group, Inc.             COM              718154107      445     8172 SH       SOLE                     8172
Amdocs                         COM              G02602103     3735   134386 SH       SOLE                    32631            101755
Applied Signal Tech.           COM              038237103     2927   106755 SH       SOLE                    36795             69960
Barr Pharmaceuticals, Inc.     COM              068306109     4331    94348 SH       SOLE                     4392             89956
Bio Reference Lab              COM              09057G602      793    50130 SH       SOLE                     7630             42500
Biovail Corporation            COM              09067J109     5675   363764 SH       SOLE                   145234            218530
Brigham Exploration            COM              109178103      159    21590 SH       SOLE                     1400             20190
Brillian Corp.                 COM              10949P107      628    72744 SH       SOLE                    23488             49256
Business Objects ADR           COM              12328X107     6620   232274 SH       SOLE                    78512            153762
CR Bard                        COM              067383109     4469    45773 SH       SOLE                    12323             33450
Concord Camera                 COM              206156101     3481   554238 SH       SOLE                   171753            382485
Dell Inc.                      COM              247025109     1074    31934 SH       SOLE                    31934
Ditech                         COM              25500M103      915    54885 SH       SOLE                                      54885
Federal Nat'l Mtg.             COM              313586109      710     9555 SH       SOLE                     9555
Flir Systems                   COM              302445101    13160   345217 SH       SOLE                   116303            228914
General Electric               COM              369604103     1426    46733 SH       SOLE                    46733
Home Depot                     COM              437076102      459    12295 SH       SOLE                    12295
Intel Corp.                    COM              458140100     1627    59806 SH       SOLE                    59806
International MicroComputer So COM              459862306      240   160255 SH       SOLE                   160255
Invision                       COM              461851107     1356    27304 SH       SOLE                     4804             22500
Jetblue Airways                COM              477143101     2322    91965 SH       SOLE                    31681             60284
KLA Tencor                     COM              482480100     1441    28666 SH       SOLE                    15376             13290
KV Pharmaceutical Cl A         COM              482740206    12525   509966 SH       SOLE                   170107            339859
Kraft Foods Inc Class A        COM              50075N104      222     6927 SH       SOLE                     6927
Lehman Brothers Hldgs          COM              524908100     2835    34210 SH       SOLE                                      34210
Lilly Eli                      COM              532457108      327     4890 SH       SOLE                     4890
MFC Bancorp                    COM              55271X202    13658   547841 SH       SOLE                   206856            340985
Mymetics Corp                  COM              62856A102       64   515877 SH       SOLE                   191941            323936
Nextel Communications          COM              65332V103     3062   124184 SH       SOLE                   124184
Nextel Partners                COM              65333F107     4596   363000 SH       SOLE                                     363000
Novellus Systems               COM              670008101     5404   170650 SH       SOLE                    59160            111490
Pfizer                         COM              717081103     1204    34342 SH       SOLE                    34342
Procter & Gamble               COM              742718109      440     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     2922    44075 SH       SOLE                    44075
Quest Diagnostics              COM              74834L100      614     7409 SH       SOLE                      149              7260
Safenet Inc.                   COM              78645R107     6337   168797 SH       SOLE                    59183            109614
Scholastic Corp.               COM              807066105      888    32570 SH       SOLE                                      32570
Scientific Games               COM              80874P109     3651   195047 SH       SOLE                    52187            142860
Seitel Inc.                    COM              816074306     1785   472226 SH       SOLE                   164031            308195
Staples Inc.                   COM              855030102     2551   100759 SH       SOLE                    34584             66175
Symantec Corp                  COM              871503108     2914    62936 SH       SOLE                    12186             50750
Three-Five Systems             COM              88554L108     1914   292157 SH       SOLE                    95128            197029
Veeco Instr                    COM              922417100     4021   143308 SH       SOLE                    36028            107280
Zoll Medical                   COM              989922109     1829    46003 SH       SOLE                    15203             30800